Performance Management	Jan. 28, 2026
Keeley Gabelli Small Cap Dividend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe and includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies by market capitalization of the Russell 3000® Index. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.gabelli.com or toll-free at 1-800-422-3554.

Performance Past Does Not Indicate Future [Text]	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe and includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart [Heading]	KSDVX* - Year-by-year total return as of 12/31 each year (%)
Bar Chart [Table]

*	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

Bar Chart Closing [Text Block]
BEST QUARTER		WORST QUARTER
Q4 2020	32.28%	Q1 2020	(35.77)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	32.28%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(35.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN
Performance Table Does Reflect Sales Loads	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/25 FOR THE Keeley Gabelli Small Cap Dividend Fund(1)	1 Year	5 Years	10 Years
Return before taxes
Class A	0.22%	8.38%	8.19%
Class I	5.20%	9.64%	8.96%
Return after taxes on distributions(2)(3)
Class A	(0.88%)	6.13%	6.45%
Return after taxes on distributions and sale of fund shares(2)(3)
Class A	0.91%	6.31%	6.31%
Russell 2000® Value Index (reflects no deduction for fees, expenses and taxes)(4)	12.59%	8.88%	9.27%

(1)	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

(3)	After tax returns as of December 31, 2025, may be higher or lower than the performance shown above due to the ultimate tax characterization of REITs held in the Fund’s portfolio.
(4)	The Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe and includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies by market capitalization of the Russell 3000® Index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Performance Availability Website Address [Text]	www.gabelli.com
Performance Availability Phone [Text]	1-800-422-3554
Keeley Gabelli SMID Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an unmanaged index that measures the performance of the small to mid-cap value segment of the U.S. equity universe and includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500® Index is an unmanaged index that measures the performance of the 2,500 smallest companies by market capitalization of the Russell 3000® Index. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.gabelli.com or toll-free at 1-800-422-3554.

Performance Past Does Not Indicate Future [Text]	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an unmanaged index that measures the performance of the small to mid-cap value segment of the U.S. equity universe and includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart [Heading]	KSMVX* - Year-by-year total return as of 12/31 each year (%)
Bar Chart [Table]

*	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

Bar Chart Closing [Text Block]
BEST QUARTER		WORST QUARTER
Q4 2020	29.65%	Q1 2020	(40.56)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	29.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(40.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN
Performance Table Does Reflect Sales Loads	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/25 FOR THE Keeley Gabelli SMID Cap Value Fund(1)	1 Year	5 Years	10 Years
Return before taxes
Class A	4.73%	9.30%	9.20%
Class I	9.90%	10.59%	9.98%
Return after taxes on distributions(2)
Class A	2.52%	5.81%	6.12%
Return after taxes on distributions and sale of fund shares(2)
Class A	4.42%	6.77%	6.76%
Russell 2500® Value Index (reflects no deduction for fees, expenses and taxes)(3)	12.73%	10.02%	9.72%

(1)	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
(3)	The Russell 2500™ Value Index is an unmanaged index that measures the performance of the small to mid-cap value segment of the U.S. equity universe and includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500® Index is an unmanaged index that measures the performance of the 2,500 smallest companies by market capitalization of the Russell 3000® Index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Performance Availability Website Address [Text]	www.gabelli.com
Performance Availability Phone [Text]	1-800-422-3554
Keeley Gabelli Mid Cap Dividend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies by market capitalization of the Russell 1000® Index. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.gabelli.com or toll-free at 1-800-422-3554.

Performance Past Does Not Indicate Future [Text]	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
Bar Chart [Heading]	KMDVX* - Year-by-year total return as of 12/31 each year (%)
Bar Chart [Table]

*	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

Bar Chart Closing [Text Block]
BEST QUARTER		WORST QUARTER
Q4 2020	21.39%	Q1 2020	(34.10)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	21.39%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(34.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN
Performance Table Does Reflect Sales Loads	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/25 FOR THE Keeley Gabelli Mid Cap Dividend Fund(1)	1 Year	5 Years	10 Years
Return before taxes
Class A	4.20%	9.64%	9.33%
Class I	9.36%	10.93%	10.10%
Return after taxes on distributions(2)(3)
Class A	2.83%	8.45%	8.50%
Return after taxes on distributions and sale of fund shares(2)(3)
Class A	3.46%	7.50%	7.52%
Russell Midcap® Value Index (reflects no deduction for fees, expenses and taxes)(4)	11.05%	9.83%	9.78%

(1)	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
(3)	After tax returns as of December 31, 2025, may be higher or lower than the performance shown above due to the ultimate tax characterization of REITs held in the Fund’s portfolio.
(4)	The Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies by market capitalization of the Russell 1000® Index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Performance Availability Website Address [Text]	www.gabelli.com
Performance Availability Phone [Text]	1-800-422-3554